UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10085

Hillman Capital Management Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

               (Address of principal executive offices)                 (Zip code)

A. Vason Hamrick

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: September 30, 2008

Item 1. REPORTS TO STOCKHOLDERS.

Annual Report 2008

The Hillman Advantage Equity Fund

The Hillman Focused Advantage Fund

September 30, 2008

No Load Shares

Class A Shares

Class B Shares

Class C Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Hillman Capital Management Funds (“Funds”). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. The Funds’ shares are not deposits or obligations of, or guaranteed by, any depository institution. The Funds’ shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds’ distributor is a bank.

Distributor: Capital Investment Group, Inc., 116 S. Franklin St., Rocky Mount, NC 27804, Phone 1-800-773-3863.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Hillman Capital Management Funds (“Funds”) and of the market in general and statements of the Funds’ plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Investments in the Funds are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Funds will be successful in meeting their investment objective. Investment in the Funds is subject to the following risks: market risk, investment advisor risk, management style risk. In addition to the risks outlined above, the Focused Advantage Fund is also subject to non-diversified fund risk and sector focus risk. More information about these risks and other risks can be found in the Funds’ prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.hillmancapital.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available at www.hillmancapital.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.

Stated performance in the Funds’ was achieved at some or all points during the year by waiving or reimbursing part of the Funds’ total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Annual Report was first distributed to shareholders on or about November 28, 2008.

For More Information on Your Hillman Capital Management Mutual Funds:

See Our Web site @ www.hillmancapital.com

or

Call Our Shareholder Services Group Toll-Free at 1-800-773-3863

November 4, 2008

Dear Shareholder of The Hillman Funds:

Enclosed please find the annual report for The Hillman Advantage Equity Fund (the “Equity Fund”) and the Hillman Focused Advantage (the “Focused Fund” and collectively the “Funds”) for the fiscal year ended September 30, 2008.

Hillman Advantage Equity Fund Performance Update

For the fiscal year ended September 30, 2008, the Equity Fund returned -25.05% for the No Load Shares, -25.01% for the Class A Shares, -24.82% for the Class B Shares and -24.93% for the Class C Shares and the S&P 500 Total Return Index (the “S&P 500”) returned -21.98%.

Since inception of the Equity Fund on December 29, 2000 to September 30, 2008, the Equity Fund’s No Load Shares have achieved an annualized return of 3.08%, versus 0.17% for the S&P 500 during the same period. For the period from the date of initial public offering of the Equity Fund’s Class A Shares, Class B Shares and Class C Shares on July 18, 2006 to September 30, 2008, the Class A Shares, Class B Shares and Class C Shares each achieved an annualized return of -3.63%, -3.52%, and -3.55%, respectively, versus -0.68% for the S&P 500 during the same period.

Hillman Focused Advantage Fund Performance Update

For the fiscal year ended September 30, 2008, the Focused Fund returned -32.96% for the No Load Shares, -32.94% for the Class A Shares, -33.38% for the Class B Shares and -33.39% for the Class C Shares, and the S&P 500 Total Return Index (the “S&P 500”) returned -21.98%.

Since inception of the Focused Fund on December 29, 2000 to September 30, 2008, the Focused Fund’s No Load Shares have achieved an annualized return of 2.49%, versus 0.17% for the S&P 500 during the same period. For the period from the date of initial public offering of the Focused Fund’s Class A Shares, Class B Shares and Class C Shares on July 18, 2006 to September 30, 2008, the Class A Shares, Class B Shares and Class C Shares each achieved an annualized return of -7.64%, -8.30%, and -8.38%, respectively, versus -0.68% for the S&P 500 during the same period.

Outlook

The twelve month period ending on September 30th marked the first time since 2002 that our benchmark, the S&P 500 TR Index, recorded a negative twelve month trailing return in that period. Although the influence of a number of factors including high energy prices, declining home values, and the resulting economic weakness combined to impact equity values; a significant portion of the index’s decline occurred in the fourth fiscal quarter, which marked one of the most turbulent quarters in the United States’ financial history.

During the fourth quarter a series of events took place in the financial markets, any one of which would have sufficed to capture the minds and imagination of market participants. Major events included the nationalization of Fannie Mae and Freddie Mac, the failure of Lehman Brothers, the bailout of AIG, the acquisition of Washington Mutual by JP Morgan, the rescue of Wachovia Bank and the crafting of the “Emergency Economic Stabilization Act”. Given the enormity of these actions, the tension in the markets is palpable. The media attention has been pronounced and market pundits have been placed in the spotlight drawing parallels between today’s environment and that of historic periods of market decline.

It is interesting to note that U.S. stock values and economic activity have experienced varied outcomes in the wake of large market downturns. Black Monday (October 1987) represented the largest one day percentage decline in the hundred and twelve year history of the Dow Jones Industrial Average. The impact of the one day market collapse was sudden but its effect on the market proved short lived and the index posted a positive return for the calendar year. By contrast, the Great Crash of 1929 sparked waves of selling and is widely considered the defining event marking the end of the Roaring Twenties and the start of the Great Depression.

There have been many other market downturns throughout the last 50 years. Examples include declines during the Cuban Missile Crisis in 1962, the outset of the Vietnam War in 1966, the bear market of 1973-74, the period of stagflation beginning in the late 1970’s, and the tech bust of 2001 and 2002. These market sell-offs varied in both duration and depth but they each represented greater than 20% declines in the market as measured by the Dow Jones Industrial Average. Despite these periods of significant decline, the Dow Jones Industrial Average has grown at a compound annual growth rate of 7.09% per annum over the 60 years ended September 30, 2008.1 The long-term performance of U.S. equity markets is illustrative of the power of a patient approach to investing and a willingness to remain resolute through market cycles.

Although insights may be gleaned from previous market downturns, the future rarely mirrors the past. We believe that the evolution, adaptive behavior, experience and global diversity of market participants make correlations with past downturns spurious. In the words of ancient historian Heraclitus: “We never step in the same river twice for the river is ever changing.”

U.S. equity markets engaged in a flight to safety during the last quarter. The Consumer Staples sector within the S&P 500 Index was the only sector to produce positive returns as investors scrambled to rotate into less economically levered companies. Fearing the insolvency of banks, many depositors adjusted balances to ensure compliance with FDIC insurance limitations while others sought preservation of capital in treasury bills. To wit, frenetic purchasing activity sent the bond equivalent yield on one month treasury bills as low as 0.06% on September 29th. 2

As investment adviser to the Funds, Hillman Capital Management strives to look past short-term fluctuations and focus on long-term fundamentals in an attempt to determine which companies are likely to create or solidify their long-term competitive advantage in a changing economic environment. We are committed to our bedrock principle of investing in companies that we believe have sustainable competitive advantage and will continue to endeavor to purchase their shares when they trade at a discount to our calculated fair market value. Through this discipline we strive to uncover opportunities for our clients.

We appreciate the opportunity to serve as your Fund’s Investment Adviser.

Sincerely,

Investments in the Funds are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Funds will be successful in meeting their investment objective. Investment in the Funds is subject to the following risks: market risk, investment advisor risk, and management style risk. In addition to the risks outlined above, the Focused Fund is also subject to non-diversified fund risk and sector focus risk. More information about these risks and other risks can be found in the Funds’ prospectus.

The S&P 500 Total Return Index is the Standard & Poor’s Composite Index of 500 stocks and is a widely recognized, unmanaged index of common stock prices. It is not possible to invest in this index.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available at www.hillmancapital.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.

Statements in this Annual Report reflect projections or expectations of future financial or economic performance of the Fund and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates.

Underwriter and Distributor:

Capital Investment Group, Inc.

116 South Franklin Street,

Rocky Mount, NC 27804

Phone (800) 773-3863

_________________________

1  Dow Jones

2  United States Treasury

The Hillman Advantage Equity Fund No Load Shares

Performance Update - $10,000 Investment (Unaudited)

For the period from December 29, 2000 (Date of Initial Public Investment) to September 30, 2008

Performance Returns for the periods ended September 30, 2008
Average Annual Total Returns	One Year	Five Year	Since Inception*	Gross Expense Ratio
The Hillman Advantage Equity Fund No Load Shares	(25.05)%	3.54%	3.08%	2.40%
Cumulative Total Investment Returns	Since Inception*	Final Value of $10,000 Investment
The Hillman Advantage Equity Fund No Load Shares	26.58%	$12,658
S&P 500 Total Return Index	1.31%	$10,131
* The No Load Shares’ inception date – December 29, 2000 (Date of Initial Public Investment).

The graph assumes an initial $10,000 investment at December 29, 2000 (Date of Initial Public Investment). All dividends and distributions are reinvested. This graph depicts the performance of The Hillman Advantage Equity Fund - No Load Shares (the “Fund”) versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

	The Hillman Advantage Equity Fund - No Load Shares	S&P 500 Total Return Index
12/29/2000	10,000	10,000
9/30/2001	8,750	7,961
9/30/2002	8,614	6,330
9/30/2003	10,635	7,874
9/30/2004	12,084	8,967
9/30/2005	13,658	10,065
9/30/2006	15,866	11,151
9/30/2007	16,888	12,984
9/30/2008	12,658	10,131

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.hillmancapital.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Example	Beginning Account Value April 1, 2008	Ending Account Value September 30, 2008	Expenses Paid During Period*
Actual	$1,000.00	$854.10	$6.83
Hypothetical (5% return before expenses)	$1,000.00	$1,017.70	$7.44

* Actual expenses are based on expenses incurred in the most recent six-month period. The Fund’s annualized six-month expense ratio is 1.47%. The values under “Expenses Paid During Period” are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the number of days in the six month period ending September 30, 2008).

The Hillman Advantage Equity Fund Class A Shares

Performance Update - $10,000 Investment (Unaudited)

For the period from July 18, 2006 (Date of Initial Public Offering) to September 30, 2008

Performance Returns for the periods ended September 30, 2008
Average Annual Total Returns	One Year	Since Inception*	Gross Expense Ratio
The Hillman Advantage Equity Fund Class A Shares - No Sales Load	(25.01)%	(3.63)%	2.40%
The Hillman Advantage Equity Fund Class A Shares - 5.75% Maximum Sales Load	(29.33)%	(6.18)%	2.40%
Cumulative Total Investment Returns	Since Inception*	Final Value of $10,000 Investment
The Hillman Advantage Equity Fund Class A Shares - No Sales Load	(7.83)%	$9,218
The Hillman Advantage Equity Fund Class A Shares - 5.75% Maximum Sales Load	(13.13)%	$8,687
S&P 500 Total Return Index	(1.48)%	$9,852
* The Fund’s inception date – July 18, 2006 (Date of Initial Public Offering).

The graph assumes an initial $10,000 investment ($9,425 after maximum sales load of 5.75%) at July 18, 2006 (Date of Initial Public Offering). All dividends and distributions are reinvested. This graph depicts the performance of The Hillman Advantage Equity Fund – Class A Shares (the “Fund”) versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

	The Hillman Advantage Equity Fund - Class A Shares	S&P 500 Total Return Index
7/18/2006	9,425	10,000
9/30/2006	10,306	10,844
3/31/2007	10,918	11,644
9/30/2007	11,586	12,626
3/31/2008	10,170	11,053
9/30/2008	8,687	9,852

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.hillmancapital.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Example	Beginning Account Value April 1, 2008	Ending Account Value September 30, 2008	Expenses Paid During Period*
Actual	$1,000.00	$854.20	$6.74
Hypothetical (5% return before expenses)	$1,000.00	$1,017.80	$7.33

* Actual expenses are based on expenses incurred in the most recent six-month period. The Fund’s annualized six-month expense ratio is 1.45%. The values under “Expenses Paid During Period” are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the number of days in the six month period ending September 30, 2008).

The Hillman Advantage Equity Fund Class B Shares

Performance Update - $10,000 Investment (Unaudited)

For the period from July 18, 2006 (Date of Initial Public Offering) to September 30, 2008

Performance Returns for the periods ended September 30, 2008
Average Annual Total Returns	One Year	Since Inception*	Gross Expense Ratio
The Hillman Advantage Equity Fund Class B Shares - No Sales Load	(24.82)%	(3.52)%	3.15%
The Hillman Advantage Equity Fund Class B Shares - Maximum Sales Charge	(27.59)%	(5.03)%	3.15%
Cumulative Total Investment Returns	Since Inception*	Final Value of $10,000 Investment
The Hillman Advantage Equity Fund Class B Shares - No Sales Load	(7.59)%	$9,241
The Hillman Advantage Equity Fund Class B Shares - Maximum Sales Charge	(10.76)%	$8,924
S&P 500 Total Return Index	(1.48)%	$9,852
* The Fund’s inception date – July 18, 2006 (Date of Initial Public Offering).

The graph assumes an initial $10,000 investment at July 18, 2006 (Date of Initial Public Offering). The table and graph above includes the maximum contingent deferred sales charge (“CDSC”) corresponding to the length of time that the investment was held as noted. The CDSC for the Class B Shares declines from 5% to 0% over seven years; and the Class B Shares are converted to Class A Shares of the Fund after eight years, without the imposition of any sales charges. All dividends and distributions are reinvested. This graph depicts the performance of The Hillman Advantage Equity Fund – Class B Shares (the “Fund”) versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

	The Hillman Advantage Equity Fund - Class B Shares	S&P 500 Total Return Index
7/18/2006	10,000	10,000
9/30/2006	10,919	10,844
3/31/2007	11,543	11,644
9/30/2007	12,292	12,626
3/31/2008	10,800	11,053
9/30/2008	8,924	9,852

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.hillmancapital.com

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include CDSC fees on redemption payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Example	Beginning Account Value April 1, 2008	Ending Account Value September 30, 2008	Expenses Paid During Period*
Actual	$1,000.00	$855.70	$5.72
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.23

* Actual expenses are based on expenses incurred in the most recent six-month period. The Fund’s annualized six-month expense ratio is 1.23%. The values under “Expenses Paid During Period” are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the number of days in the six month period ending September 30, 2008).

The Hillman Advantage Equity Fund Class C Shares

Performance Update - $10,000 Investment (Unaudited)

For the period from July 18, 2006 (Date of Initial Public Offering) to September 30, 2008

Performance Returns for the periods ended September 30, 2008
Average Annual Total Returns	One Year	Since Inception*	Gross Expense Ratio
The Hillman Advantage Equity Fund Class C Shares - No Sales Load	(24.93)%	(3.55)%	3.15%
Cumulative Total Investment Returns	Since Inception*	Final Value of $10,000 Investment
The Hillman Advantage Equity Fund Class C Shares - No Sales Load	(7.65)%	$9,235
S&P 500 Total Return Index	(1.48)%	$9,852
* The Fund’s inception date – July 18, 2006 (Date of Initial Public Offering).

The graph assumes an initial $10,000 investment at July 18, 2006 (Date of Initial Public Offering). The deduction of the maximum contingent deferred sales charge (“CDSC”) is not reflected in the graph or chart above because the 1% CDSC for the Class C Shares is imposed on proceeds redeemed within 1 year of the purchase date. The CDSC may be waived or reduced under certain circumstances. All dividends and distributions are reinvested. This graph depicts the performance of The Hillman Advantage Equity Fund – Class C Shares (the “Fund”) versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

	The Hillman Advantage Equity Fund - Class C Shares	S&P 500 Total Return Index
7/18/2006	10,000	10,000
9/30/2007	10,919	10,844
3/31/2007	11,543	11,644
9/30/2007	12,301	12,626
3/31/2008	10,808	11,053
9/30/2008	9,235	9,852

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.hillmancapital.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include CDSC fees on redemption payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Example	Beginning Account Value April 1, 2008	Ending Account Value September 30, 2008	Expenses Paid During Period*
Actual	$1,000.00	$854.40	$7.11
Hypothetical (5% return before expenses)	$1,000.00	$1,017.40	$7.74

* Actual expenses are based on expenses incurred in the most recent six-month period. The Fund’s annualized six-month expense ratio is 1.53%. The values under “Expenses Paid During Period” are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the number of days in the six month period ending September 30, 2008).

The Hillman Advantage Equity Fund

Schedule of Investments

As of September 30, 2008
	Shares	Market Value (Note 1)		Shares		Market Value (Note 1)

COMMON STOCKS - 98.32%			Internet - 5.85%
			*	Akamai Technologies, Inc.	18,900	$ 329,616
Aerospace/Defense - 4.03%			*	Google Inc. - Class A	700	280,364
Boeing Company	5,400	$ 309,690	*	Yahoo! Inc.	13,800	238,740
Goodrich Corporation	6,600	274,560				848,720
		584,250	Leisure Time - 2.24%
Biotechnology - 2.58%				Harley-Davidson, Inc.	8,700	324,510
* Amgen Inc.	6,300	373,401
			Media - 4.97%
Chemicals - 2.28%				Time Warner Inc.	27,100	355,281
E.I. Du Pont de Nemours & Co.	8,200	330,460		The Walt Disney Company	11,900	365,211
						720,492
Computers - 4.30%			Miscellaneous Manufacturing - 6.12%
Hewlett-Packard Company	6,900	319,056		3M Co.	4,800	327,888
International Business Machines				General Electric Company	10,300	262,650
Corporation	2,600	304,096		Ingersoll-Rand Co., Ltd. - Class A	9,500	296,115
		623,152				886,653
Diversified Financial Services - 6.85%			Oil & Gas - 4.03%
Citigroup Inc.	14,600	299,446		Exxon Mobil Corporation	4,400	341,704
JPMorgan Chase & Co.	8,800	410,960	*	Transocean Inc.	2,200	241,648
The Goldman Sachs Group, Inc.	2,200	281,600				583,352
		992,006	Pharmaceuticals - 4.26%
Food - 9.29%				Merck & Co., Inc.	8,800	277,728
Campbell Soup Company	9,300	358,980		Pfizer Inc.	18,400	339,296
H.J. Heinz Company	6,700	334,799				617,024
Kellogg Company	5,800	325,380	Real Estate Investment Trust - 2.24%
McCormick & Company, Inc.	8,500	326,825		Host Hotels & Resorts Inc.	24,400	324,276
		1,345,984
Hand/Machine Tools - 2.26%			Restaurant - 2.47%
Black & Decker Corporation	5,400	328,050		Brinker International, Inc.	20,000	357,800

Healthcare - Products - 2.25%			Retail - 9.33%
Johnson & Johnson	4,700	325,616	*	Carmax Inc.	19,900	278,600
				Home Depot, Inc.	13,300	344,337
Healthcare - Services - 1.94%				Target Corporation	7,400	362,970
Aetna Inc.	7,800	281,658		Wal-Mart Stores, Inc.	6,100	365,329
						1,351,236
Household Products/Wares - 2.38%			Semiconductors - 6.32%
Clorox Company	5,500	344,795		Intel Corporation	14,700	275,331
			*	Lam Research Corporation	10,500	330,645
				Texas Instruments, Inc.	14,400	309,600
						915,576

						(Continued)

The Hillman Advantage Equity Fund

Schedule of Investments

As of September 30, 2008
		Shares	Market Value (Note 1)

COMMON STOCKS - (Continued)				Summary of Investments by Industry
					% of Net Assets	Market
Software - 4.50%				Industry		Value
	Microsoft Corporation	12,700	$ 338,963	Aerospace/Defense	4.03%	$ 584,250
*	Oracle Corporation	15,400	312,774	Biotechnology	2.58%	373,401
			651,737	Chemicals	2.28%	330,460
Telecommunications - 7.83%				Computers	4.30%	623,152
	AT&T Inc.	10,200	284,784	Diversified Financial Services	6.85%	992,006
*	Cisco Systems, Inc.	11,700	263,952	Food	9.29%	1,345,984
	Corning Inc.	16,100	251,804	Hand/Machine Tools	2.26%	328,050
	Verizon Communications Inc.	10,400	333,736	Healthcare - Products	2.25%	325,616
			1,134,276	Healthcare - Services	1.94%	281,658
				Household Products/Wares	2.38%	344,795
Total Common Stocks (Cost $15,451,711)			14,245,024	Internet	5.85%	848,720
				Leisure Time	2.24%	324,510
INVESTMENT COMPANY - 1.67%				Investment Company	1.67%	242,168
§	Evergreen Institutional Money Market Fund, 2.79%			Media	4.97%	720,492
	(Cost $242,168)	242,168	242,168	Miscellaneous Manufacturing	6.12%	886,653
				Oil & Gas	4.03%	583,352
Total Investments (Cost $15,693,879) - 99.99%			$ 14,487,192	Pharmaceuticals	4.26%	617,024
Other Assets Less Liabilities - 0.01%			1,675	Real Estate Investment Trust	2.24%	324,276
				Restaurant	2.47%	357,800
Net Assets - 100.00%			$ 14,488,867	Retail	9.33%	1,351,236
				Semiconductors	6.32%	915,576
*	Non-income producing investment.			Software	4.50%	651,737
§	Represents 7 day effective yield at September 30, 2008.			Telecommunications	7.83%	1,134,276
				Total	99.99%	$ 14,487,192

See Notes to Financial Statements

 The Hillman Focused Advantage Fund No Load Shares

Performance Update - $10,000 Investment (Unaudited)

For the period from December 29, 2000 (Date of Initial Public Investment) to September 30, 2008

Performance Returns for the periods ended September 30, 2008
Average Annual Total Returns	One Year	Five Year	Since Inception*	Gross Expense Ratio
The Hillman Focused Advantage Fund No Load Shares	(32.96)%	4.60%	2.49%	1.71%
Cumulative Total Investment Returns	Since Inception*	Final Value of $10,000 Investment
The Hillman Focused Advantage Fund No Load Shares	21.06%	$12,106
S&P 500 Total Return Index	1.31%	$10,131
* The No Load Shares’ inception date – December 29, 2000 (Date of Initial Public Investment).

The graph assumes an initial $10,000 investment at December 29, 2000 (Date of Initial Public Investment). All dividends and distributions are reinvested. This graph depicts the performance of The Hillman Focused Advantage Fund - No Load Shares (the “Fund”) versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

	The Hillman Focused Advantage Fund - No Load Shares	S&P 500 Total Return Index
12/29/2000	10,000	10,000
9/30/2001	7,500	7,961
9/30/2002	6,550	6,330
9/30/2003	9,668	7,874
9/30/2004	11,874	8,967
9/30/2005	14,806	10,065
9/30/2006	15,866	11,151
9/30/2007	18,057	12,984
9/30/2008	12,106	10,131

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.hillmancapital.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Example	Beginning Account Value April 1, 2008	Ending Account Value September 30, 2008	Expenses Paid During Period*
Actual	$1,000.00	$811.00	$6.72
Hypothetical (5% return before expenses)	$1,000.00	$1,017.65	$7.49

*Actual expenses are based on expenses incurred in the most recent six-month period. The Fund’s annualized six-month expense ratio is 1.48%. The values under “Expenses Paid During Period” are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the number of days in the six month period ending September 30, 2008).

The Hillman Focused Advantage Fund Class A Shares

Performance Update - $10,000 Investment (Unaudited)

For the period from July 18, 2006 (Date of Initial Public Offering) to September 30, 2008

Performance Returns for the periods ended September 30, 2008
Average Annual Total Returns	One Year	Since Inception*	Gross Expense Ratio
The Hillman Focused Advantage Fund Class A Shares - No Sales Load	(32.94)%	(7.64)%	1.71%
The Hillman Focused Advantage Fund Class A Shares - 5.75% Maximum Sales Load	(36.79)%	(10.09)%	1.71%
Cumulative Total Investment Returns	Since Inception*	Final Value of $10,000 Investment
The Hillman Focused Advantage Fund Class A Shares - No Sales Load	(16.08)%	$8,392
The Hillman Focused Advantage Fund Class A Shares - 5.75% Maximum Sales Load	(20.91)%	$7,909
S&P 500 Total Return Index	(1.48)%	$9,852
* The Fund’s inception date – July 18, 2006 (Date of Initial Public Offering).

The graph assumes an initial $10,000 investment ($9,425 after maximum sales load of 5.75%) at July 18, 2006 (Date of Initial Public Offering). All dividends and distributions are reinvested. This graph depicts the performance of The Hillman Focused Advantage Fund – Class A Shares (the “Fund”) versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

	The Hillman Focused Advantage Fund - Class A Shares	S&P 500 Total Return Index
7/18/2006	9,425	10,000
9/30/2006	10,343	10,844
3/31/2007	11,071	11,644
9/30/2007	11,794	12,626
3/31/2008	9,747	11,053
9/30/2008	7,909	9,852

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.hillmancapital.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Example	Beginning Account Value April 1, 2008	Ending Account Value September 30, 2008	Expenses Paid During Period*
Actual	$1,000.00	$811.40	$6.77
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.54

* Actual expenses are based on expenses incurred in the most recent six-month period. The Fund’s annualized six-month expense ratio is 1.49%. The values under “Expenses Paid During Period” are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the number of days in the six month period ending September 30, 2008).

The Hillman Focused Advantage Fund Class B Shares

Performance Update - $10,000 Investment (Unaudited)

For the period from July 18, 2006 (Date of Initial Public Offering) to September 30, 2008

Performance Returns for the periods ended September 30, 2008
Average Annual Total Returns	One Year	Since Inception*	Gross Expense Ratio
The Hillman Focused Advantage Fund Class B Shares - No Sales Load	(33.38)%	(8.30)%	2.46%
The Hillman Focused Advantage Fund Class B Shares - Maximum Sales Charge	(35.79)%	(9.71)%	2.46%
Cumulative Total Investment Returns	Since Inception*	Final Value of $10,000 Investment
The Hillman Focused Advantage Fund Class B Shares - No Sales Load	(17.40)%	$8,260
The Hillman Focused Advantage Fund Class B Shares - Maximum Sales Charge	(20.18)%	$7,982
S&P 500 Total Return Index	(1.48)%	$9,852
* The Fund’s inception date – July 18, 2006 (Date of Initial Public Offering).

The graph assumes an initial $10,000 investment at July 18, 2006 (Date of Initial Public Offering). The table and graph above includes the maximum contingent deferred sales charge (“CDSC”) corresponding to the length of time that the investment was held as noted. The CDSC for the Class B Shares declines from 5% to 0% over seven years; and the Class B Shares are converted to Class A Shares of the Fund after eight years, without the imposition of any sales charges. All dividends and distributions are reinvested. This graph depicts the performance of The Hillman Focused Advantage Fund – Class B Shares (the “Fund”) versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

	The Hillman Focused Advantage Fund - Class B Shares	S&P 500 Total Return Index
7/18/2006	10,000	10,000
9/30/2006	10,952	10,844
3/31/2007	11,681	11,644
9/30/2007	12,399	12,626
3/31/2008	10,220	11,053
9/30/2008	7,982	9,852

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.hillmancapital.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include CDSC fees on redemption payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Example	Beginning Account Value April 1, 2008	Ending Account Value September 30, 2008	Expenses Paid During Period*
Actual	$1,000.00	$808.30	$9.79
Hypothetical (5% return before expenses)	$1,000.00	$1,014.24	$10.91

* Actual expenses are based on expenses incurred in the most recent six-month period. The Fund’s annualized six-month expense ratio is 2.16%. The values under “Expenses Paid During Period” are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the number of days in the six month period ending September 30, 2008).

The Hillman Focused Advantage Fund Class C Shares

Performance Update - $10,000 Investment (Unaudited)

For the period from July 18, 2006 (Date of Initial Public Offering) to September 30, 2008

Performance Returns for the periods ended September 30, 2008
Average Annual Total Returns	One Year	Since Inception*	Gross Expense Ratio
The Hillman Focused Advantage Fund Class C Shares - No Sales Load	(33.39)%	(8.38)%	2.46%
Cumulative Total Investment Returns	Since Inception*	Final Value of $10,000 Investment
The Hillman Focused Advantage Fund Class C Shares - No Sales Load	(17.55)%	$8,245
S&P 500 Total Return Index	(1.48)%	$9,852
* The Fund’s inception date – July 18, 2006 (Date of Initial Public Offering).

The graph assumes an initial $10,000 investment at July 18, 2006 (Date of Initial Public Offering). The deduction of the maximum contingent deferred sales charge (“CDSC”) is not reflected in the graph or chart above because the 1% CDSC for the Class C Shares is imposed on proceeds redeemed within 1 year of the purchase date. The CDSC may be waived or reduced under certain circumstances. All dividends and distributions are reinvested. This graph depicts the performance of The Hillman Focused Advantage Fund – Class C Shares (the “Fund”) versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

	The Hillman Focused Advantage Fund - Class C Shares	S&P 500 Total Return Index
7/18/2006	10,000	10,000
9/30/2006	10,952	10,844
3/31/2007	11,658	11,644
9/30/2007	12,377	12,626
3/31/2008	10,204	11,053
9/30/2008	8,245	9,852

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.hillmancapital.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include CDSC fees on redemption payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Example	Beginning Account Value April 1, 2008	Ending Account Value September 30, 2008	Expenses Paid During Period*
Actual	$1,000.00	$808.00	$10.06
Hypothetical (5% return before expenses)	$1,000.00	$1,013.94	$11.21

* Actual expenses are based on expenses incurred in the most recent six-month period. The Fund’s annualized six-month expense ratio is 2.22%. The values under “Expenses Paid During Period” are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the number of days in the six month period ending September 30, 2008).

The Hillman Focused Advantage Fund

Schedule of Investments

As of September 30, 2008
	Shares	Market Value (Note 1)		Shares	Market Value (Note 1)

COMMON STOCKS - 104.24%			Telecommunications - 15.32%
			AT&T Inc.	55,400	$ 1,546,768
Aerospace / Defense - 10.71%			Corning, Inc.	94,000	1,470,160
The Boeing Corporation	30,500	$1,749,175	Verizon Communications, Inc.	51,100	1,639,799
Goodrich Corporation	36,200	1,505,920			4,656,727
		3,255,095
Chemicals - 4.73%			Total Common Stocks (Cost $38,903,509)		31,686,226
E.I. du Pont de Nemours and Co.	35,700	1,438,710
			INVESTMENT COMPANY - 0.72%
Computers - 5.43%			§	Evergreen Institutional Money Market Fund, 2.79%
Hewlett-Packard Company	35,700	1,650,768	(Cost $217,857)	217,857	217,857

Diversified Financial Services - 16.49%			Total Investments (Cost $39,121,366) - 104.96%		$ 31,904,083
Citigroup Inc.	83,800	1,718,738	Liabilities In Excess Of Other Assets - (4.96)%		(1,506,796)
JPMorgan Chase & Co.	40,400	1,886,680
The Goldman Sachs Group, Inc.	11,000	1,408,000	Net Assets - 100.00%		$ 30,397,287
		5,013,418
Healthcare - Services - 5.47%			*	Non-income producing investment.
Aetna Inc.	46,000	1,661,060	§	Represents 7 day effective yield at September 30, 2008.

Internet - 3.62%
* Akamai Technologies, Inc.	63,000	1,098,720
			Summary of Investments by Industry
Miscellaneous Manufacturing - 10.77%				% of Net Assets	Market
General Electric Company	69,200	1,764,600	Industry		Value
Ingersoll-Rand Co., Ltd. - Cl. A	48,400	1,508,628	Aerospace/Defense	10.71%	$ 3,255,095
		3,273,228	Chemicals	4.73%	1,438,710
Oil & Gas - 9.96%			Computers	5.43%	1,650,768
Exxon Mobil Corporation	20,900	1,623,094	Diversified Financial Services	16.49%	5,013,418
* Transocean Inc.	12,800	1,405,952	Healthcare - Services	5.47%	1,661,060
		3,029,046	Internet	3.62%	1,098,720
Real Estate Investment Trust - 5.29%			Investment Company	0.72%	217,857
Host Hotels & Resorts, Inc.	121,000	1,608,090	Miscellaneous Manufacturing	10.77%	3,273,228
			Oil & Gas	9.96%	3,029,046
Retail - 5.26%			Real Estate Investment Trust	5.29%	1,608,090
Home Depot, Inc.	61,800	1,600,002	Retail	5.26%	1,600,002
			Semiconductors	5.55%	1,687,864
Semiconductors - 5.55%			Software	5.64%	1,713,498
* Lam Research Corporation	53,600	1,687,864	Telecommunications	15.32%	4,656,727
			Total	104.96%	$ 31,904,083
Software - 5.64%
* Microsoft Corporation	64,200	1,713,498

See Notes to Financial Statements

Hillman Capital Management Funds

Statements of Assets and Liabilities

	Advantage Equity	Focused Advantage
As of September 30, 2008	Fund	Fund

Assets:
Investments, at cost	$ 15,693,879	$ 39,121,366
Investments, at value (note 1)	$ 14,487,192	$ 31,904,083
Receivables:
Fund shares sold	1,849	2,610
Dividends and interest	19,942	58,760
Prepaid expenses
Fund accounting fees	4,500	4,500
Compliance fees	646	646
Other expenses	23,665	38,905
Total Assets	14,537,794	32,009,504

Liabilities:
Payables:
Advisory fee	1,081	17,812
Fund shares repurchased	23,377	1,539,823
Accrued expenses	24,390	28,814
Distribution payable	79	25,768
Total Liabilities	48,927	1,612,217

Net Assets	$ 14,488,867	$ 30,397,287

Net Assets Consist of:
Capital	$ 15,635,416	$ 58,169,607
Undistributed net investment income	9,201	93,999
Undistributed net realized gain (loss) on investments	50,937	(20,649,036)
Net unrealized depreciation in investments	(1,206,687)	(7,217,283)
Total Net Assets	$ 14,488,867	$ 30,397,287

No Load Shares Outstanding, no par value (unlimited shares authorized)	1,459,327	3,041,552
Net Assets	$ 14,408,470	$ 29,674,195
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$ 9.87	$ 9.76

Class A Shares Outstanding, no par value (unlimited shares authorized)	6,002	30,091
Net Assets	$ 59,793	$ 294,215
Net Asset Value and Redemption Price Per Share	$ 9.96	$ 9.78
Offering Price Per Share (Net Asset Value ÷ 94.25%)	$ 10.57	$ 10.38

Class B Shares Outstanding, no par value (unlimited shares authorized)	924	12,861
Net Assets	$ 9,241	$ 124,857
Net Asset Value, Maximum Offering Price and Redemption Price Per Share (a)	$ 10.00	$ 9.71

Class C Shares Outstanding, no par value (unlimited shares authorized)	1,135	31,085

Net Assets	$ 11,363	$ 304,020
Net Asset Value, Maximum Offering Price and Redemption Price Per Share (a)	$ 10.01	$ 9.78
(a) Class B and Class C shares have a contingent deferred sales charge (note 1).

See Notes to Financial Statements

Hillman Capital Management Funds

Statements of Operations

	Advantage Equity	Focused Advantage
For the fiscal year ended September 30, 2008	Fund	Fund

Investment Income:
Dividends	$ 468,439	$ 2,101,555
Total Income	468,439	2,101,555

Expenses:
Advisory fees (note 2)	200,169	851,737
Administration fees (note 2)	26,295	97,674
Transfer agent fees (note 2)	41,618	47,446
Registration and filing administration fees (note 2)	32,632	32,632
Fund accounting fees (note 2)	56,002	62,517
Compliance services fees (note 2)	7,750	7,750
Custody fees (note 2)	7,953	26,109
Distribution and service fees - No Load Shares (note 3)	49,797	210,396
Distribution and service fees - Class A Shares (note 3)	187	1,092
Distribution and service fees - Class B Shares (note 3)	110	1,121
Distribution and service fees - Class C Shares (note 3)	124	4,662
Legal fees	24,944	32,162
Audit and tax preparation fees	16,000	16,000
Registration and filing expenses	44,508	52,391
Printing expenses	314	2,157
Trustees' fees and meeting expenses	6,143	6,173
Securities pricing fees	3,919	1,732
Other operating expenses	13,466	32,473
Total Expenses	531,931	1,486,224

Expenses reimbursed by Advisor (note 2)	(32,619)	-
Advisory fees waived (note 2)	(200,169)	(212,798)
Distribution and service fees waived (note 3)	(2,659)	(6,031)
Net Expenses	296,484	1,267,395

Net Investment Income	171,955	834,160

Net Realized and Unrealized Gain (Loss) from Investments:
Net realized gain (loss) from investments	524,942	(18,075,122)
Capital gain distributions from other investment companies	27,536	193,293
Change in unrealized appreciation (depreciation) on investments	(6,452,019)	(14,573,512)

Net Realized and Unrealized Loss on Investments	(5,899,541)	(32,455,341)

Net Decrease in Net Assets Resulting from Operations	$ (5,727,586)	$ (31,621,181)

See Notes to Financial Statements

Hillman Capital Management Funds

Statements of Changes in Net Assets

	Advantage Equity Fund		Focused Advantage Fund
For the fiscal years ended September 30,	2008	2007	2008	2007

Operations:
Net investment income	$ 171,955	$ 131,172	$ 834,160	$ 556,255
Net realized gain (loss) from investment transactions	524,942	1,136,565	(18,075,122)	5,810,089
Capital gain distributions
from other investment companies	27,536	33,580	193,293	251,016
Change in unrealized appreciation (depreciation)
on investments	(6,452,019)	1,539,309	(14,573,512)	4,933,745
Net (Decrease) Increase in Net Assets
Resulting from Operations	(5,727,586)	2,840,626	(31,621,181)	11,551,105
Distributions to Shareholders: (note 5)
Net investment income
No Load Shares	(161,533)	(167,837)	(731,029)	(810,378)
Class A Shares	(902)	(35)	(5,462)	(4,830)
Class B Shares	(145)	-	(1,502)	(682)
Class C Shares	(160)	-	(2,168)	(1,386)
Net realized gain from investment transactions
No Load Shares	(1,627,185)	(1,765,101)	(8,299,490)	(5,767,892)
Class A Shares	(6,278)	(806)	(34,082)	(1,823)
Class B Shares	(764)	(805)	(9,308)	(1,090)
Class C Shares	(763)	(805)	(42,279)	(10,561)
Decrease in Net Assets Resulting from Distributions	(1,797,730)	(1,935,389)	(9,125,320)	(6,598,642)
Capital Share Transactions: (note 8)
No Load Shares
Shares sold	480,780	1,568,359	45,158,468	66,339,672
Reinvested dividends and distributions	1,767,063	1,905,648	8,600,168	5,468,407
Shares repurchased	(6,301,988)	(1,971,818)	(88,916,832)	(49,787,080)
Class A Shares
Shares sold	87,693	-	237,715	585,765
Reinvested dividends and distributions	7,180	841	38,748	6,582
Shares repurchased	(17,314)	-	(365,832)	(19,091)
Class B Shares
Shares sold	-	-	63,800	105,878
Reinvested dividends and distributions	909	805	10,810	1,772
Shares repurchased	-	-	(12,499)	-
Class C Shares
Shares sold	2,500	-	96,850	565,660
Reinvested dividends and distributions	923	805	44,447	11,947
Shares repurchased	-	-	(206,326)	(14,896)
(Decrease) Increase in Net Assets
Resulting from Capital Share Transactions	(3,972,254)	1,504,640	(35,250,483)	23,264,616

Net (Decrease) Increase in Net Assets	(11,497,570)	2,409,877	(75,996,984)	28,217,079
Net Assets:
Beginning of Year	25,986,437	23,576,560	106,394,271	78,177,192
End of Year	$14,488,867	$25,986,437	$30,397,287	$106,394,271

Undistributed Net Investment Income	$ 9,201	$ -	$ 93,999	$ -

See Notes to Financial Statements

Hillman Capital Management Funds

Financial Highlights
	Advantage Equity Fund
For a share outstanding during the	No Load Shares
fiscal years or periods ended September 30,	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$ 14.24	$ 13.75	$ 12.76	$ 11.56	$ 10.25
(Loss) Income from Investment Operations:
Net investment income	0.12	0.07	0.08	0.09	0.13
Net realized and unrealized (loss) gain on securities	(3.48)	1.53	1.23	1.40	1.27
Total from Investment Operations	(3.36)	1.60	1.31	1.49	1.40
Less Distributions:
Dividends (from net investment income)	(0.11)	(0.09)	(0.15)	(0.10)	(0.09)
Distributions (from capital gains)	(0.90)	(1.02)	(0.17)	(0.19)	-
Total Distributions	(1.01)	(1.11)	(0.32)	(0.29)	(0.09)
Net Asset Value, End of Period	$ 9.87	$ 14.24	$ 13.75	$ 12.76	$ 11.56
Total Return (c)	(25.05%)	11.99%	10.41%	13.02%	13.63%
Net Assets, End of Period (in thousands)	$ 14,408	$ 25,950	$ 23,544	$ 20,064	$ 15,354
Average Net Assets for the Period (in thousands)	$ 19,919	$ 25,544	$ 20,994	$ 18,682	$ 14,244
Ratio of Gross Expenses to Average Net Assets (b)	2.66%	2.40%	2.11%	2.18%	2.24%
Ratio of Net Expenses to Average Net Assets (b)	1.48%	1.49%	1.61%	1.75%	1.75%
Ratio of Net Investment Income to Average Net Assets	0.86%	0.51%	0.67%	0.81%	1.15%
Portfolio Turnover Rate	33.61%	12.18%	38.18%	12.11%	17.14%

	Focused Advantage Fund
For a share outstanding during the	No Load Shares
fiscal years or periods ended September 30,	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$ 16.15	$ 15.26	$ 14.73	$ 11.82	$ 9.63
(Loss) Income from Investment Operations:
Net investment income	0.20	0.09	0.09	-	0.03
Net realized and unrealized (loss) gain on securities	(5.17)	1.97	0.95	2.92	2.17
Total from Investment Operations	(4.97)	2.06	1.04	2.92	2.20
Less Distributions:
Dividends (from net investment income)	(0.17)	(0.13)	(0.09)	(0.01)	(0.01)
Distributions (from capital gains)	(1.25)	(1.04)	(0.42)	-	-
Total Distributions	(1.42)	(1.17)	(0.51)	(0.01)	(0.01)
Net Asset Value, End of Period	$ 9.76	$ 16.15	$ 15.26	$ 14.73	$ 11.82
Total Return (c)	(32.96%)	13.81%	7.15%	24.69%	22.82%
Net Assets, End of Period (in thousands)	$ 29,674	$105,093	$ 78,144	$ 65,180	$ 11,851
Average Net Assets for the Period (in thousands)	$ 84,158	$ 93,766	$ 88,103	$ 32,265	$ 8,329
Ratio of Gross Expenses to Average Net Assets (b)	1.74%	1.71%	1.62%	1.89%	2.58%

Ratio of Net Expenses to Average Net Assets (b)	1.48%	1.48%	1.53%	1.75%	1.75%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.98%	0.60%	0.57%	0.02%	0.39%
Portfolio Turnover Rate	47.31%	37.86%	43.27%	39.94%	37.80%

(a)	For the period from July 18, 2006 (Date of Initial Public Investment) to September 30, 2006.
(b)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expenses ratio)
and after any waivers and reimbursements (net expense ratio).
(c)	Total return does not reflect payment of sales charge, if any.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements	(Continued)

Hillman Capital Management Funds

Financial Highlights
Advantage Equity Fund
Class A Shares				Class B Shares				Class C Shares
2008	2007	2006 (a)		2008	2007	2006 (a)		2008	2007	2006 (a)

$ 14.38	$ 13.79	$ 12.62		$ 14.44	$ 13.81	$ 12.62		$ 14.44	$ 13.81	$ 12.62

0.09	0.10	0.02		0.14	0.10	0.02		0.11	0.10	0.02
(3.48)	1.55	1.17		(3.52)	1.55	1.17		(3.50)	1.55	1.17
(3.39)	1.65	1.19		(3.38)	1.65	1.19		(3.39)	1.65	1.19

(0.13)	(0.04)	(0.02)		(0.16)	-	-		(0.14)	-	-
(0.90)	(1.02)	-		(0.90)	(1.02)	-		(0.90)	(1.02)	-
(1.03)	(1.06)	(0.02)		(1.06)	(1.02)	-		(1.04)	(1.02)	-
$ 9.96	$ 14.38	$ 13.79		$ 10.00	$ 14.44	$ 13.81		$ 10.01	$ 14.44	$ 13.81
(25.01%)	12.36%	9.43%	(e)	(24.82%)	12.33%	9.43%	(e)	(24.87%)	12.33%	9.43%	(e)
$ 60	$ 12	$ 11		$ 9	$ 12	$ 11		$ 11	$ 12	$ 11
$ 75	$ 12	$ 10		$ 11	$ 12	$ 10		$ 12	$ 12	$ 10
2.66%	2.15%	2.23%	(d)	3.41%	2.15%	2.23%	(d)	3.41%	2.15%	2.23%	(d)
1.46%	1.24%	1.24%	(d)	1.24%	1.24%	1.24%	(d)	1.36%	1.24%	1.24%	(d)
0.90%	0.76%	0.91%	(d)	1.11%	0.76%	0.91%	(d)	1.02%	0.76%	0.91%	(d)
33.61%	12.18%	38.18%	(e)	33.61%	12.18%	38.18%	(e)	33.61%	12.18%	38.18%	(e)

Focused Advantage Fund
Class A Shares				Class B Shares				Class C Shares
2008	2007	2006 (a)		2008	2007	2006 (a)		2008	2007	2006 (a)

$ 16.21	$ 15.31	$ 13.97		$ 16.11	$ 15.33	$ 13.97		$ 16.15	$ 15.33	$ 13.97

0.18	0.06	0.03		0.06	0.03	0.03		0.06	0.01	0.03
(5.17)	2.03	1.33		(5.08)	1.90	1.33		(5.11)	1.91	1.33
(4.99)	2.09	1.36		(5.02)	1.93	1.36		(5.05)	1.92	1.36

(0.19)	(0.15)	(0.02)		(0.13)	(0.11)	-		(0.07)	(0.06)	-
(1.25)	(1.04)	-		(1.25)	(1.04)	-		(1.25)	(1.04)	-
(1.44)	(1.19)	(0.02)		(1.38)	(1.15)	-		(1.32)	(1.10)	-
$ 9.78	$ 16.21	$ 15.31		$ 9.71	$ 16.11	$ 15.33		$ 9.78	$ 16.15	$ 15.33
(32.94%)	14.03%	9.74%	(e)	(33.34%)	12.92%	9.74%	(e)	(33.45%)	13.01%	9.74%	(e)
$ 294	$ 589	$ 11		$ 125	$ 120	$ 11		$ 304	$ 592	$ 11
$ 437	$ 269	$ 10		$ 112	$ 35	$ 10		$ 303	$ 390	$ 10
1.74%	1.71%	1.58%	(d)	2.49%	2.16%	1.58%	(d)	2.49%	2.44%	1.58%	(d)
1.48%	1.48%	1.24%	(d)	2.15%	1.93%	1.24%	(d)	2.21%	2.21%	1.24%	(d)
1.17%	0.60%	0.93%	(d)	0.59%	0.15%	0.93%	(d)	0.38%	(0.13)%	0.93%	(d)
47.31%	37.86%	43.27%	(e)	47.31%	37.86%	43.27%	(e)	47.31%	37.86%	43.27%	(e)

See Notes to Financial Statements

Hillman Capital Management Funds

Notes to Financial Statements

__________________________________________________________

1.	Organization and Significant Accounting Policies

The Hillman Advantage Equity Fund and The Hillman Focused Advantage Fund, (collectively the “Funds” and individually a “Fund”) are series funds. The Funds are part of the Hillman Capital Management Investment Trust (the “Trust”), which was organized as a Delaware Business Statutory Trust and is registered under the Investment Company Act of 1940, (the “1940 Act”), as amended, as an open-ended management investment company.

The Hillman Advantage Equity Fund (“Advantage Equity Fund”) commenced operations on December 29, 2000. The investment objective of the Fund is to seek maximum total return through a combination of long-term capital appreciation and current income.

The Hillman Focused Advantage Fund (“Focused Advantage Fund”) commenced operations on December 29, 2000. The investment objective of the Fund is to seek long-term capital appreciation.

The Board of Trustees of the Trust (the “Trustees”) approved, on February 14, 2006, a plan to authorize three new classes of shares for both Funds designated as Class A Shares, Class B Shares, and Class C Shares. On July 18, 2006, the Class A Shares, Class B Shares, and Class C Shares became effective. The Funds currently have an unlimited number of authorized shares, which are divided into four classes – No Load Shares, Class A Shares, Class B Shares, and Class C Shares.

Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. The Funds’ Class B and Class C shares are sold without an initial sales charge; however, they are subject to a contingent deferred sales charge. Class B shares are charged at the rate of 5% in the first year and declining to 0% over a six-year period, and Class C shares at a rate of 1% if redeemed in the first year, which is payable to the Distributor of the Trust. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested. The No Load, Class A, Class B, and Class C shares are subject to distribution plan fees as described in Note 3. Class B shares automatically convert into Class A shares after eight years, and Class C shares are automatically converted into the No Load shares after ten years.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

Investment Valuation

The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses

The Funds bear expenses incurred specifically on their behalf as well as a portion of general trust expenses, which are allocated according to methods reviewed annually by the Trustees.

(Continued)

Hillman Capital Management Funds

Notes to Financial Statements

__________________________________________________________

Dividend Distributions

The Funds may declare and distribute dividends from net investment income (if any) at the end of each calendar quarter. Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Funds intend to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Affiliates

Advisor

The Funds pays a monthly advisory fee to Hillman Capital Management, Inc., (the “Advisor”) based upon the average daily net assets of each Fund and calculated at an annual rate. The Advisor has agreed to waive or reduce its fees and to assume other expenses of each Fund, if necessary, in amounts that limit each Fund’s total operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than a specified percentage of the average daily net assets of each Fund for the current fiscal year ended September 30, 2008.

Fund	Advisor Fees Rate	Expense Limitation Ratio	Advisor Fees Waived	Expenses Reimbursed
Advantage Equity	1.00%	1.24%	$200,169	$32,619
Focused Advantage	1.00%	1.24%	$212,798	$ -

Administrator

Each Fund pays a monthly administration fee to The Nottingham Company (the “Administrator”) based upon the average daily net assets of each Fund and calculated at the annual rates as shown in the schedule on the next page which is subject to a minimum of $2,000 per month per Fund. The Administrator also receives a fee to procure and pay the custodian for each Fund, additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses. A breakdown of these fees is provided in the following schedule.

Compliance Services

Nottingham Compliance Services, LLC, a fully owned affiliate of The Nottingham Company, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the Securities and Exchange Commission. It receives compensation for this service at an annual rate of $7,750 per Fund.

Transfer Agent

North Carolina Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Funds. It receives compensation for its services based upon $15 per shareholder per year, subject to a minimum fee of $1,750 per month per Fund, plus $500 per month for each additional class of shares.

Distributor

Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of suchcharges to dealers through whom the sale was made, if any. During the fiscal year ended September 30, 2008, there were no sales charges for the Advantage Equity Fund and sales charges of $1,384 for the Focused Advantage Fund.

Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.

 (Continued)

Hillman Capital Management Funds

Notes to Financial Statements

__________________________________________________________

___________________________________________________________________________________________

Administration Fees (1)		Custody Fees (2)		Fund Accounting Fees (monthly)	Fund Accounting Asset Based		Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate		Average Net Assets	Annual Rate
First $50 million	0.125%	First $100 million	0.020%	$2,250	All Assets	0.01%	$150 per state
Next $50 million	0.100%	Over $100 million	0.009%	$750 (3)			per class
Over $100 million	0.075%

(1) Subject to a minimum fee of $2,000 per month

(2) Subject to a minimum fee of $400 per month

(3) For each additional class.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act), of the Trust adopted distribution and service plans pursuant to Rule 12b-1 of the 1940 Act (the “Plans”) applicable to the No Load Shares, Class A Shares, Class B Shares, and Class C Shares. The 1940 Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plans provide that the Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets of the No Load Shares and Class A Shares or 1.00% per annum of the average daily net assets of the Class B Shares or Class C Shares for each year elapsed subsequent to adoption of the Plans, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of No Load Shares, Class A Shares, Class B Shares, and Class C Shares in the Funds or support servicing of those classes’ shareholder accounts. See the table below for a breakout of the 12b-1 fees incurred and waived for the Advantage Equity Fund and the Focused Advantage Fund for the fiscal year ended September 30, 2008.

_____________________________________________

	Advantage Equity		Focused Advantage
Class	Incurred	Waived	Incurred	Waived
No Load Shares	$49,797	$2,411	$210,396	$5,762
Class A Shares	$187	$28	$1,092	$26
Class B Shares	$110	$110	$1,121	$105
Class C Shares	$124	$110	$4,662	$138

4.	Purchases and Sales of Investment Securities

For the fiscal year ended September 30, 2008 the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Advantage Equity	$6,572,492	$11,719,471
Focused Advantage	$38,883,567	$76,925,987

There were no purchases of long-term U.S. Government Obligations for either Fund during the fiscal year ended September 30, 2008.

5.	Federal Income Tax

The tax components of capital shown in Table 1 represent: (1) distribution requirements the Funds must satisfy under the income tax regulations, and (2) unrealized appreciation or depreciation of investments for federal income tax purposes as of September 30, 2008.

Other book tax differences in the current year primarily consist of adjustments due to deferral of capital losses for tax purposes due to wash sales, as well as the deferral of “post-October losses”.

Table 1
The Hillman Advantage Equity Fund
Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Capital Losses	Net Tax Appreciation/ (Depreciation)
$9,201	$60,355	$ -	$(1,216,105)

(Continued)

Hillman Capital Management Funds

Notes to Financial Statements

__________________________________________________________

Table 1 (Continued) The Hillman Focused Advantage Fund
Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Other Book/Tax Differences	Net Tax Appreciation/ (Depreciation)
$182,886	$ -	$(20,716,403)	$(7,238,803)

As a result of permanent differences between the financial statement and income tax reporting requirements, the following reclassifications, shown below in Table 2, were made for the year ended September 30, 2008. These reclassifications had no effect on the net assets or the net asset value of the Funds.

Table 2	Increase (Decrease) in
Fund	Paid-in Capital	Undistributed
		Net Investment Income	Net Realized Gain on Investments
Advantage Equity	$ -	$(14)	$14
Focused Advantage	$ -	$ -	$ -

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2008 are noted in Table 3. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Table 3	Federal Tax Cost	Aggregate Gross Unrealized
Fund		Appreciation	Depreciation
Advantage Equity	$15,703,297	$1,339,029	($2,555,134)
Focused Advantage	$39,142,886	$307,897	($7,546,700)

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, net investment losses and capital loss carry-forwards. Permanent differences such as tax returns of capital and net investment losses, if any, would be reclassified against capital.

___________________________________________________________________________

For the year ended September 30, 2008	Distributions from
Fund	Ordinary Income	Long-Term Capital Gains
Advantage Equity	$291,078	$1,506,652
Focused Advantage	$2,124,349	$7,000,971

For the year ended September 30, 2007	Distributions from
Fund	Ordinary Income	Long-Term Capital Gains
Advantage Equity	$307,074	$1,628,315
Focused Advantage	$1,819,866	$4,778,776

Management has analyzed the Fund’s potential tax position for the purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Funds’ financial statements.

6.	New Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2008, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

7.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the

(Continued)

Hillman Capital Management Funds

Notes to Financial Statements

__________________________________________________________

Funds entered into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect that risk of loss to be remote.

8.	Capital Share Transactions

For the fiscal years ended September 30,	Advantage Equity Fund
	No Load Shares		Class A Shares
	2008	2007	2008	2007
Transactions in Capital Shares			6,148	-
Shares sold	38,588	110,573
Reinvested distributions	141,795	139,156	573	61
Shares repurchased	(542,887)	(140,750)	(1,574)	-
Net Increase (Decrease) in Capital Shares	(362,504)	108,979	5,147	61
Shares Outstanding, Beginning of Year	1,821,831	1,712,852	855	794
Shares Outstanding, End of Year	1,459,327	1,821,831	6,002	855

For the fiscal years ended September 30,	Advantage Equity Fund
	Class B Shares		Class C Shares
	2008	2007	2008	2007
Transactions in Capital Shares			210	-
Shares sold	-	-
Reinvested distributions	73	59	74	59
Shares repurchased	-	-	-	-
Net Increase in Capital Shares	73	59	284	59
Shares Outstanding, Beginning of Year	851	792	851	792
Shares Outstanding, End of Year	924	851	1,135	851

For the fiscal years ended September 30,	Focused Advantage Fund
	No Load Shares		Class A Shares
	2008	2007	2008	2007
Transactions in Capital Shares			18,335	36,370
Shares sold	3,385,389	4,204,535
Reinvested distributions	642,455	351,247	2,960	411
Shares repurchased	(7,494,988)	(3,169,182)	(27,531)	(1,171)
Net Increase (Decrease) in Capital Shares	(3,467,144)	1,386,600	(6,236)	35,610
Shares Outstanding, Beginning of Year	6,508,696	5,122,096	36,327	717
Shares Outstanding, End of Year	3,041,552	6,508,696	30,091	36,327

For the fiscal years ended September 30,	Focused Advantage Fund
	Class B Shares		Class C Shares
	2008	2007	2008	2007
Transactions in Capital Shares			7,306	36,148
Shares sold	5,629	6,609
Reinvested distributions	836	113	3,312	767
Shares repurchased	(1,042)	-	(16,201)	(963)
Net Increase (Decrease) in Capital Shares	5,423	6,722	(5,583)	35,952
Shares Outstanding, Beginning of Year	7,438	716	36,668	716
Shares Outstanding, End of Year	12,861	7,438	31,085	36,668

(Continued)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

Hillman Capital Management Investment Trust

and Shareholders of The Hillman Advantage Equity Fund

and The Hillman Focused Advantage Fund

We have audited the accompanying statements of assets and liabilities of The Hillman Advantage Equity Fund and The Hillman Focused Advantage Fund, each a series of shares of Hillman Capital Management Investment Trust, including the schedules of investments, as of September 30, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years or periods in the four years or periods then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended September 30, 2004 were audited by other auditors whose report dated November 2, 2004 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2008 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Hillman Advantage Equity Fund and The Hillman Focused Advantage Fund as of September 30, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the years or periods in the four years or periods then ended, in conformity with accounting principles generally accepted in the United States of America.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

November 24, 2008

Hillman Capital Management Funds

Additional Information (Unaudited)

__________________________________________________________

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to the Funds’ Statement of Additional Information which is available, without charge, upon request, by calling 1-800-773-3863. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on From N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. You may review and make copies at the SEC’s Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov, or is available without charge, upon request, by calling the Funds at 1-800-773-3863. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.

3.	Tax Information

We are required to advise you within 60 days of the Funds’ fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year. The following information is provided for the Funds’ fiscal year ending, September 30, 2008.

During the fiscal year, the Advantage Equity Fund and Focused Advantage Fund paid a long-term capital gain distribution of $1,506,652, and $7,000,971, respectively.

Individual shareholders are eligible for reduced tax rates on qualified dividend income. For the purposes of computing the dividends eligible for reduced tax rates, all of the dividends paid by the funds from ordinary income earned during the fiscal year are considered qualified dividend income.

Corporate shareholders may exclude up to 70% of qualifying dividends. For the purposes of computing this exclusion, all of the dividends paid by the fund from ordinary income earned during the fiscal year represent qualifying dividends.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plans may need this information for their annual information reporting.

4.	Information about Trustees and Officers

The business and affairs of the Funds and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Funds is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information of the Funds includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Funds toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804. The Independent Trustees received aggregate compensation of $5,400 during the fiscal year ended September 30, 2008 from each Fund for their services to the Funds and Trust. The Interested Trustee and officers did not receive compensation from the Funds for their services to the Funds and Trust.

Hillman Capital Management Funds

Additional Information (Unaudited)

__________________________________________________________

Name, Age, and Address	Position(s) held with Fund/Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES
Jack E. Brinson, 76	Trustee	Since 12/2000	Retired since 2000; previously, President, Brinson Investment Co. (personal investments) and President, Brinson Chevrolet, Inc. (auto dealership).	2

Independent Trustee of the following – Gardner Lewis Investment Trust for the two series of that trust; The Nottingham Investment Trust II for the six series of that trust; New Providence Investment Trust for the one series of that trust; Tilson Investment Trust for the two series of that trust; and DGHM Investment Trust for the one series of that trust (all registered investment companies)

Theo H. Pitt, Jr., 72	Trustee and Chairman	Since 12/2000	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 and Account Administrator, Holden Wealth Management Group of Wachovia Securities (money management firm) since 2003.	2

Independent Trustee of the following – Gardner Lewis Investment Trust for the two series of that trust; Tilson Investment Trust for the two series of that trust; DGHM Investment Trust for the one series of that trust; and NCM Capital Investment Trust for the one series of that trust (all registered investment companies)

INTERESTED TRUSTEE*
Mark A. Hillman, 46 7600 Wisconsin Avenue Suite 650 Bethesda, MD 20814	Trustee and President (Principal Executive Officer)	Trustee and President since 12/2000	President, Hillman Capital Management, Inc. (investment advisor to the Funds); previously, Chief Investment Officer, Menocal Capital Management, Inc. (investment advisor).	2	None
* Basis of Interestedness. Mr. Hillman is an Interested Trustee because he is an officer of Hillman Capital Management, Inc., the investment advisor to the Funds.
OTHER OFFICERS
John D. Marriott, Jr., 47	Treasurer (Principal Financial Officer)	Since 8/2007

Manager, Fairview Investment Services, LLC (investment services) since 2007; Registered Principal, Capital Investment Group, Inc. (distributor to the Funds) since 1997; previously, Managing Director of North Carolina Shareholders, LLC.

				n/a	n/a
C. Frank Watson III, 38 107 Glenwood Avenue Raleigh, NC 27603	Chief Compliance Officer	Since 5/2006	President, Fairview Investment Services, LLC since 2005; previously, President and Chief Operating Officer, The Nottingham Company (administrator to the Fund).	n/a	n/a
Angela D. Mincher, 42	Assistant Secretary	Since 8/2008	Systems Analyst, The Nottingham Company since 2005; previously Fund Accountant since 2001.	n/a	n/a
A. Vason Hamrick, 31	Secretary and Assistant Treasurer	Since 4/2007	Corporate Counsel, The Nottingham Company since 2004.	n/a	n/a

The Hillman Capital Management

Mutual Funds are series of the

Hillman Capital Management Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Documented:	Documented:

NC Shareholder Services, LLC 116 South Franklin Street Post Office Drawer 4365 Rocky Mount, North Carolina 27803	Hillman Capital Management, Inc. 7600 Wisconsin Ave Suite 650 Bethesda, Maryland 20814

Toll-Free Telephone:	Toll-Free Telephone:

1-800-773-3863	1-800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	hillmancapital.com

Item 2.	CODE OF ETHICS.
(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments during the period covered by this report.
(d)	The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver.
(f)(1)	A copy of the code of ethics that applies to the registrant’s Principal Executive Officer and Principal Financial Officer is filed pursuant to Item 12.(a)(1) below.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
(a)(1)	The registrant’s board of directors has determined that the registrant does not have an audit committee financial expert serving on its audit committee.
(a)(2)	Not applicable.
(a)(3)

The registrant believes that the registrant’s current audit committee has sufficient knowledge and experience to meet its obligations as an audit committee of the registrant, but the registrant’s Board of Trustees has determined that it would consider naming or finding a qualified candidate who meets the requirements of an audit committee financial expert should there be a need or desire to appoint such a person in the future.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)

Audit Fees – Audit fees billed for the registrant for the fiscal years ended September 30, 2007 and September 30, 2008 are reflected in the table below. These amounts represent aggregate fees billed by the registrant’s independent accountant, Briggs, Bunting & Dougherty, LLP (“Accountant”), in connection with the annual audits of the registrant’s financial statements and for services normally provided by the Accountant in connection with the registrant’s statutory and regulatory filings.

Fund	2007	2008
The Hillman Focused Advantage Fund (formerly The Hillman Aggressive Equity Fund)	$13,000	$14,000
The Hillman Advantage Equity Fund (formerly The Hillman Total Return Fund)	$13,000	$14,000

(b)

Audit-Related Fees – There were no additional fees billed in the fiscal years ended September 30, 2007 and September 30, 2008 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant’s financial statements that were not reported under paragraph (a) of this Item.

(c)

Tax Fees – The tax fees billed in the fiscal years ended for September 30, 2006 and September 30, 2007 for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below. These services were for the completion of each fund’s federal, state, and excise tax returns and assistance with distribution calculations.

Fund	2007	2008
The Hillman Focused Advantage Fund	$2,000	$2,000
The Hillman Advantage Equity Fund	$2,000	$2,000

(d)	All Other Fees –There were no other fees billed by the Accountant which were not disclosed in Items (a) through (c) above during the fiscal years ended September 30, 2007 and September 30, 2008.
(e)(1)

The registrant’s Board of Trustees pre-approved the engagement of the Accountant for the last two fiscal years at an audit committee meeting of the Board of Trustees called for such purpose and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not Applicable.
(g)

Aggregate non-audit fees billed by the Accountant to the registrant for services rendered during the fiscal years ended September 30, 2007 and 2008 were $4,000, respectively. There were no non-audit fees billed by the Accountant for services rendered to the registrant’s investment adviser, or any other entity controlling, controlled by, or under common control with the registrant’s investment adviser.

(h)	Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.
A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

Item 11.	CONTROLS AND PROCEDURES.
(a)

The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)	There ere no changes in the registrant's internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	EXHIBITS.
(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith as Exhibit 12.(a)(1).
(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).
(a)(3)	Not applicable.
(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hillman Capital Management Investment Trust

By: (Signature and Title)	/s/ Mark A. Hillman Mark A. Hillman, Trustee, President and Principal Executive Officer

Date: November 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Mark A. Hillman Mark A. Hillman, Trustee, President and Principal Executive Officer

Date: November 28, 2008

By: (Signature and Title)	/s/ John D. Marriott, Jr. John D. Marriott, Jr., Treasurer and Principal Financial Officer

Date: November 30, 2008